30. SUPPLEMENTAL CASH FLOW INFORMATION (Details 5) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information
Satellites, property and other equipment	CAD 9,515	CAD 13,776	CAD 51,587
Intangible assets	CAD (128)	CAD 2,350	CAD 11,569